Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

15. RELATED PARTY TRANSACTIONS

Except for the customer acquisition activities and financial guarantees received from RPL on housing loans to certain employees disclosed respectively in Notes 17 and 18, there was no related party transaction during the years ended December 31, 2009, 2010 and 2011, respectively.